UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2007

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  2 Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 11/15/07
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 137
Form 13F Information Table Value Total: $ 606,611 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21ST CENTY INS GROUP           COM              90130n103      576 26175.00 SH       SOLE                                   26175.00
ABAXIS INC COM                 COM              002567105      579 25825.00 SH       SOLE                                   25825.00
ABBOTT LABORATORIES            COM              002824100    13879 258840.04SH       SOLE                                  258840.04
ACCENTURE LTD                  COM              g1150g111    10031 249233.49SH       SOLE                                  249233.49
ADOBE SYSTEMS INC              COM              00724F101    10890 249433.00SH       SOLE                                  249433.00
AIRGAS INC                     COM              009363102     1876 36350.57 SH       SOLE                                   36350.57
ALLIANT TECHSYSTEMS INC        COM              018804104     1865 17070.00 SH       SOLE                                   17070.00
AMERICAN EXPRESS               COM              025816109    13573 228631.91SH       SOLE                                  228631.91
AMPHENOL CORP NEW-CL A         Cl    A          032095101     2940 73960.15 SH       SOLE                                   73960.15
ANIMAL HEALTH INTL INC COM     COM              03525N109      465 41850.00 SH       SOLE                                   41850.00
APTARGROUP INC                 COM              038336103     2283 60291.22 SH       SOLE                                   60291.22
ASTEC INDS INC COM             COM              046224101      528  9200.00 SH       SOLE                                    9200.00
AXIS CAPITAL HOLDINGS          COM              g0692u109     1574 40466.44 SH       SOLE                                   40466.44
BAKER HUGHES INC               COM              057224107      756  8367.00 SH       SOLE                                    8367.00
BANK OF NEW YORK MELLON CORP   COM              064058100    15217 344754.71SH       SOLE                                  344754.71
BE AEROSPACE INC COM           COM              073302101      569 13720.00 SH       SOLE                                   13720.00
BOEING CO                      COM              097023105     9757 92940.00 SH       SOLE                                   92940.00
BRIGHT HORIZON FAMILY COM      COM              109195107      524 12250.00 SH       SOLE                                   12250.00
BROADCOM CORP CL A             Cl A             111320107    11124 305270.00SH       SOLE                                  305270.00
CATERPILLAR INC                COM              149123101    16069 204895.78SH       SOLE                                  204895.78
CENTERLINE HOLDINGS            COM              15188t108      600 39125.00 SH       SOLE                                   39125.00
CHEVRONTEXACO CORP             COM              166764100      991 10598.75 SH       SOLE                                   10598.75
CIMAREX ENERGY CO              COM              171798101      448 12050.00 SH       SOLE                                   12050.00
CISCO SYSTEMS INC              COM              17275R102    12512 377668.00SH       SOLE                                  377668.00
CIT GROUP INC                  COM              125581108    12432 309274.34SH       SOLE                                  309274.34
CITRIX SYSTEMS INC             COM              177376100     1980 49125.00 SH       SOLE                                   49125.00
CLEAN HARBORS, INC.            COM              184496107      445 10000.00 SH       SOLE                                   10000.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2781 34860.00 SH       SOLE                                   34860.00
COLGATE PALMOLIVE CO.          COM              194162103    15773 221161.14SH       SOLE                                  221161.14
COMCAST CORP NEW CL A          Cl A             20030N101    11391 471100.66SH       SOLE                                  471100.66
COMCAST CORP SPECIAL           COM              20030n200     2620 109361.00SH       SOLE                                  109361.00
COMMVAULT SYSTEMS INC COM      COM              204166102      547 29550.00 SH       SOLE                                   29550.00
CORPORATE EXECUTIVE BOARD CO   COM              21988R102     1435 19340.62 SH       SOLE                                   19340.62
CYTYC CORP                     COM              232946103     2572 53980.00 SH       SOLE                                   53980.00
DAVITA INC                     COM              23918k108     1729 27375.00 SH       SOLE                                   27375.00
DEAN FOODS CO NEW COM          COM              242370104     1537 60095.00 SH       SOLE                                   60095.00
DENBURY RES INC COM NEW        COM              247916208     1887 42240.00 SH       SOLE                                   42240.00
DISCOVER FINL SVCS COM         COM              254709108     1169 56241.00 SH       SOLE                                   56241.00
DONALDSON CO INC               COM              257651109     1725 41310.93 SH       SOLE                                   41310.93
DRIL-QUIP INC COM              COM              262037104      473  9600.00 SH       SOLE                                    9600.00
DUN & BRADSTREET CORP          COM              26483e100     3241 32875.35 SH       SOLE                                   32875.35
DYNAMIC MATLS CORP COM         COM              267888105      847 17700.00 SH       SOLE                                   17700.00
EMERSON ELECTRIC CO            COM              291011104    16403 308229.62SH       SOLE                                  308229.62
EURONET WORLDWIDE              COM              298736109      483 16225.00 SH       SOLE                                   16225.00
EXXON MOBIL CORP               COM              30231G102    16634 179718.30SH       SOLE                                  179718.30
FIRST CASH FINL SVCS INC       COM              31942D107      544 23225.00 SH       SOLE                                   23225.00
FISERV INC                     COM              337738108     1587 31210.00 SH       SOLE                                   31210.00
FOUNDATION COAL HLDGS COM      COM              35039W100     1030 26285.00 SH       SOLE                                   26285.00
FREEPORT MCMORAN C&G B         COM              35671D857     1448 13806.31 SH       SOLE                                   13806.31
GAMING PARTNERS INTL COM       COM              36467a107      442 47825.00 SH       SOLE                                   47825.00
GEN-PROBE INC NEW COM          COM              36866T103     3359 50465.00 SH       SOLE                                   50465.00
GENERAL ELECTRIC CO            COM              369604103    14886 359589.14SH       SOLE                                  359589.14
HAPC INC COM                   COM              411357106      506 86350.00 SH       SOLE                                   86350.00
HAYNES INTERNATL INC COM NEW   COM              420877201      606  7100.00 SH       SOLE                                    7100.00
HCC INSURANCE HOLDINGS INC     COM              404132102     2525 88196.25 SH       SOLE                                   88196.25
HEALTHCARE SVCS GP INC         COM              421906108      524 25876.00 SH       SOLE                                   25876.00
HEALTHTRONICS INC COM          COM              42222L107      388 76100.00 SH       SOLE                                   76100.00
HEALTHWAYS INC COM             COM              422245100      553 10250.00 SH       SOLE                                   10250.00
HENRY SCHEIN INC               COM              806407102     1776 29205.00 SH       SOLE                                   29205.00
HMS HOLDINGS CORP              COM              40425j101     1842 74850.00 SH       SOLE                                   74850.00
HOLLY CORP NEW $0.01 PAR       COM              435758305      259  4340.00 SH       SOLE                                    4340.00
IBM                            COM              459200101    10797 91659.88 SH       SOLE                                   91659.88
INTERCONTINENTALEXCHAN COM     COM              45865v100     1730 11390.00 SH       SOLE                                   11390.00
INVESTMENT TEC GRP NEW COM     COM              46145F105      524 12200.00 SH       SOLE                                   12200.00
ISHARES TR S&P SMLCAP 600      S&P smlcap 600   464287804      335  4815.00 SH       SOLE                                    4815.00
J P MORGAN CHASE & CO.         COM              46625h100    10693 233372.83SH       SOLE                                  233372.83
JOSEPH BANK CLOTHIERS          COM              480838101      487 14590.00 SH       SOLE                                   14590.00
JUNIPER NETWORK INC            COM              48203R104     1682 45970.00 SH       SOLE                                   45970.00
KBW INC                        COM              482423100      446 15500.00 SH       SOLE                                   15500.00
KELLOGG CO                     COM              487836108    14713 262748.26SH       SOLE                                  262748.26
KENEXA CORP COM                COM              488879107      260  8475.00 SH       SOLE                                    8475.00
KNOT INC COM                   COM              499184109      442 20800.00 SH       SOLE                                   20800.00
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104    11471 112308.41SH       SOLE                                  112308.41
LADISH INC                     COM              505754200      626 11300.00 SH       SOLE                                   11300.00
LAZARD LTD SHS A               COM              G54050102     2498 58925.67 SH       SOLE                                   58925.67
LIFECELL                       COM              531927101      632 16825.00 SH       SOLE                                   16825.00
LKQ CORP COM                   COM              501889208     2845 81748.00 SH       SOLE                                   81748.00
LODGENET ENTERTAINMENT CORP.   COM              540211109      401 15825.00 SH       SOLE                                   15825.00
LOGITECH INTL                  COM              h50430232     1797 60835.00 SH       SOLE                                   60835.00
MEDTRONIC INC                  COM              585055106    16329 289471.42SH       SOLE                                  289471.42
METLIFE INSURANCE              COM              59156R108    14658 210217.91SH       SOLE                                  210217.91
MICROCHIP TECHNOLOGY INC       COM              595017104     1488 40982.58 SH       SOLE                                   40982.58
MICROSOFT CORP                 COM              594918104    10176 345420.59SH       SOLE                                  345420.59
MIDCAP SPDR TR UNIT SER 1      Unit Ser 1       595635103     2194 13645.36 SH       SOLE                                   13645.36
MORGAN STANLEY                 COM              617446448     8288 131556.15SH       SOLE                                  131556.15
NATCO                          COM              63227W203     1891 36550.00 SH       SOLE                                   36550.00
NETWORK APPLIANCE INC          COM              64120L104    11800 438535.00SH       SOLE                                  438535.00
NEWFIELD EXPLORATION CO.       COM              651290108     2547 52890.00 SH       SOLE                                   52890.00
NOBLE ENRGY INC COM            COM              655044105     1900 27140.39 SH       SOLE                                   27140.39
NUCO2                          COM              629428103      462 17975.00 SH       SOLE                                   17975.00
OCCIDENTAL PETE CORP           COM              674599105    11462 178875.12SH       SOLE                                  178875.12
PEABODY ENERGY CORP COM        COM              704549104     5461 114093.00SH       SOLE                                  114093.00
PEPSICO INC                    COM              713448108    16922 230986.45SH       SOLE                                  230986.45
PETSMART INC                   COM              716768106     1693 53080.00 SH       SOLE                                   53080.00
PPD INC                        COM              717124101     1537 43390.28 SH       SOLE                                   43390.28
PRAXAIR INC                    COM              74005P104    18714 223431.00SH       SOLE                                  223431.00
PRECISION CASTPARTS CP COM     COM              740189105     2910 19665.02 SH       SOLE                                   19665.02
PROCTER & GAMBLE CO            COM              742718109      782 11127.19 SH       SOLE                                   11127.19
QUAKER CHEMICAL CORP           COM              747316107      555 23600.00 SH       SOLE                                   23600.00
QUALCOMM INC                   COM              747525103     9268 219323.66SH       SOLE                                  219323.66
QUEST SOFTWARE INC             COM              74834t103      494 28825.00 SH       SOLE                                   28825.00
RBC BEARINGS INC.              COM              75524b104      495 12925.00 SH       SOLE                                   12925.00
REINSURANCE GP AMER            COM              759351109     1512 26685.33 SH       SOLE                                   26685.33
RENT A CTR INC NEW             COM              76009n100      971 53585.00 SH       SOLE                                   53585.00
ROBERT HALF INTERNATIONAL INC  COM              770323103      702 23520.65 SH       SOLE                                   23520.65
ROCKWELL COLLINS INC           COM              774341101     3386 46365.45 SH       SOLE                                   46365.45
ROPER INDUSTRIES               COM              776696106     1945 29695.24 SH       SOLE                                   29695.24
SCHLUMBERGER LTD               COM              806857108    14079 134090.14SH       SOLE                                  134090.14
SCRIPPS E W CO OHIO CL A       Cl A             811054204     1554 37011.02 SH       SOLE                                   37011.02
SECTOR SPDR TECH SELECT SHARES COM              81369Y803      200  7425.00 SH       SOLE                                    7425.00
SECURITY CAPITAL ASSURANCE     COM              g8018d107     1885 82555.00 SH       SOLE                                   82555.00
SEI INVESTMENTS CO COM         COM              784117103     1677 61510.00 SH       SOLE                                   61510.00
SMITH INTERNATIONAL INC        COM              832110100     2161 30270.39 SH       SOLE                                   30270.39
SOTHEBYS HLDGS INC CL A        Cl A             835898107     2089 43731.00 SH       SOLE                                   43731.00
STAPLES INC                    COM              855030102    13259 617031.00SH       SOLE                                  617031.00
T ROWE PRICE GROUP INC         COM              74144t108    17957 322462.36SH       SOLE                                  322462.36
TALEO CORP CL A                Cl A             87424n104      626 24675.00 SH       SOLE                                   24675.00
TEREX CORP                     COM              880779103     3028 34015.00 SH       SOLE                                   34015.00
TESORO CORPORATION             COM              881609101      667 14500.40 SH       SOLE                                   14500.40
TETRA TECH INC NEW             COM              88162g103     1351 64000.00 SH       SOLE                                   64000.00
TEXAS CAPITAL BNCSHRS COM      COM              88224q107      529 24350.00 SH       SOLE                                   24350.00
TEXAS INSTRUMENTS INC          COM              882508104    10947 299194.65SH       SOLE                                  299194.65
THE BANCORP, INC               COM              05969a105      401 21775.00 SH       SOLE                                   21775.00
THERMO FISHER SCIENTIFIC INC   COM              883556102    17028 295027.00SH       SOLE                                  295027.00
THQ INC                        COM              872443403     1757 70365.00 SH       SOLE                                   70365.00
TRANSOCEAN INC.                COM              G90078109    15340 135701.00SH       SOLE                                  135701.00
TRIDENT MICROSYSTEMS COM       COM              895919108      399 25150.00 SH       SOLE                                   25150.00
UAP HLDG CORP COM              COM              903441103     3439 109673.32SH       SOLE                                  109673.32
VCA ANTECH INC                 COM              918194101     1954 46825.00 SH       SOLE                                   46825.00
WATSON WYATT WORLDWIDE         COM              942712100      451 10050.00 SH       SOLE                                   10050.00
WD-40 COMPANY                  COM              929236107      504 14775.00 SH       SOLE                                   14775.00
WYETH                          COM              983024100    13132 294790.00SH       SOLE                                  294790.00
ASIA PACIFIC FUND              COM              044901106      305     9400 SH       SOLE                                       9400
I SHARES S&P EUROPE 350        S&P Euro Plus    464287861     2504    21013 SH       SOLE                                      21013
ISHARES MSCI PACIFIC EX-JAPAN  MSCI Pac J IDX   464286665      814     4900 SH       SOLE                                       4900
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     2892    35027 SH       SOLE                                      35027
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      684    30466 SH       SOLE                                      30466